Royalties - Schedule of Changes In Royalties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Statement Line Items [Line Items]
Royalties, Beginning Balance	$ 46,771	$ 46,864
Royalties, Additions	11,584	75
Royalties, Depletion	(661)	(459)
Royalties, Foriegn currency translation	25	291
Royalties, Ending Balance	$ 57,719	$ 46,771